Guarantor and Non-Guarantor Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	$ (650)	$ 11,888
Cash flows from investing activities:
Capital expenditures	(7,284)	(10,728)
Proceeds from sale of property, plant and equipment	21	1,394
Net cash provided by (used in) investing activities	(7,263)	(9,334)
Cash flows from financing activities:
Debt repayments	(1,452)	(825)
Change in intercompany indebtedness
Net cash provided by (used in) financing activities	(1,452)	(825)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(9,152)	1,984
Cash and cash equivalents at beginning of period	78,917	67,697
Cash and cash equivalents at end of period	69,765	69,681
Eliminations [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	1
Issuer UCI International [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(22,581)	(16,861)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Debt repayments	(1,436)	(750)
Change in intercompany indebtedness		51,211
Net cash provided by (used in) financing activities	(1,436)	50,461
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(24,017)	33,600
Cash and cash equivalents at beginning of period	61,565	16
Cash and cash equivalents at end of period	37,548	33,616
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	23,884	25,137
Cash flows from investing activities:
Capital expenditures	(6,504)	(9,445)
Proceeds from sale of property, plant and equipment		2
Net cash provided by (used in) investing activities	(6,504)	(9,443)
Cash flows from financing activities:
Debt repayments	(16)	(75)
Change in intercompany indebtedness	14	(48,353)
Net cash provided by (used in) financing activities	(2)	(48,428)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	17,378	(32,734)
Cash and cash equivalents at beginning of period	4,921	55,575
Cash and cash equivalents at end of period	22,299	22,841
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(1,953)	3,612
Cash flows from investing activities:
Capital expenditures	(780)	(1,283)
Proceeds from sale of property, plant and equipment	21	1,392
Net cash provided by (used in) investing activities	(759)	109
Cash flows from financing activities:
Debt repayments
Change in intercompany indebtedness	(14)	(2,858)
Net cash provided by (used in) financing activities	(14)	(2,858)
Effect of exchange rate changes on cash	213	255
Net increase (decrease) in cash and cash equivalents	(2,513)	1,118
Cash and cash equivalents at beginning of period	12,430	12,106
Cash and cash equivalents at end of period	$ 9,917	$ 13,224